Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Property, plant and equipment, net, as of September 30, 2013 and December 31, 2012 were as follows (in thousands):

	Useful Life (in years)	September 30, 2013	December 31, 2012
Land	N/A	$6,068	$2,254
Construction in progress	N/A	5,949	5,053
Base gas	N/A	1,108	—
Buildings and improvements	4 to 40	3,537	1,432
Processing and treating plants	8 to 40	98,819	98,106
Pipelines	5 to 40	236,450	163,447
Compressors	4 to 20	11,278	8,957
Dock	20 to 40	7,942	—
Tanks, truck rack and piping	20 to 40	22,353	—
Equipment	8 to 20	5,875	4,785
Computer software	5	2,566	1,950
Total property, plant and equipment		401,945	285,984
Accumulated depreciation		(85,290)	(62,165)
Property, plant and equipment, net		$316,655	$223,819